December 27, 2013

VIA EDGAR
Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:	Alpine Income Trust, as it relates to its series, the Alpine Ultra Short Tax Optimized Income Fund
Post-Effective Amendment No. 25 to Registration Statement on Form N-1A
Securities Act File No. 333-100289
Investment Company Act File No. 811-21210

Ladies and Gentlemen:

On behalf of Alpine Income Trust (the “Trust”), and pursuant to Rule 485(a)(1) under the Securities Act of 1933, as amended (the “1933 Act”), we hereby transmit for filing with the Securities and Exchange Commission (the “SEC”), Post-Effective Amendment No. 25 to the Trust’s Registration Statement under the 1933 Act and Amendment No. 25 to the Trust’s Registration Statement under the Investment Company Act of 1940, as amended (the “Amendment”).

This filing relates solely to Alpine Ultra Short Tax Optimized Income Fund (the “Fund”). The Amendment is being filed under paragraph (a)(1) of Rule 485 for the purpose of removing the following sentence from the Fund’s Statement of Additional Information: “The Fund invests at least 50% of its net assets in obligations rated A or better.” The same disclosure had been removed from the Fund’s Prospectus pursuant to a supplement dated January 30, 2006 to the Fund’s Prospectus dated March 1, 2005. The Amendment is being filed solely to conform the Statement of Additional Information disclosure to that of the Prospectus.   Accordingly, Trust requests selective review of the Amendment with the anticipation that the Amendment will be effective February 28, 2014, coincident with the effectiveness of the Trust’s annual update to its Registration Statement to be filed pursuant to Rule 485(b).

Any questions or comments on the Amendment should be directed to the undersigned at 202-303-1124.

Very truly yours,

/s/ Benjamin J. Haskin
Benjamin J. Haskin

cc:	Matthew K. Breitman, Alpine Woods Capital Investors, LLC
Neesa Sood, Willkie Farr & Gallagher LLP

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